Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jul. 01, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ (83,732)			$ (81,286)
Leases	(5,440)		$ (5,775)	(7,460)
Sub-total	89,172			(81,286)
Cash and cash equivalents	34,536	$ 55,143		50,426	$ 37,763
Net Debt	(54,636)			(30,860)
Cash Flows	(15,512)
Payment of lease liabilities	335
Increase (decrease) through financing cash flows, liabilities from financing activities	335
Net increase/(decrease) in cash and cash equivalents	(15,847)	17,523
Remeasurement of borrowing arrangements	(281)
Other Changes	(2,165)
Foreign exchange adjustments	(43)	$ (143)
Liabilities from financing activities	$ 89,172			$ (81,286)
Previously Reported
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings			(81,286)
Leases			(5,775)
Sub-total			(87,061)
Cash and cash equivalents			50,426
Net Debt			(36,635)
Liabilities from financing activities			(87,061)
Recognized on adoption of IFRS 16
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Leases			(5,775)
Sub-total			(5,775)
Net Debt			(5,775)
Liabilities from financing activities			$ (5,775)